Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Schedule of the components of cash and cash equivalents

	2025	2024
Bank balances	35,738	4,260
Cash and cash equivalents	35,738	4,260
Overdrafts	(11,898)	(12,928)
Net cash and cash equivalents	23,840	(8,668)

Schedule of overdraft facilities and letter of credit

Balance drawn at
	Date drawn	Expiry	Repayment term	Principal value	December 31, 2025 (million)
Overdraft facilities
Stanbic Bank Limited - ZiG	Apr-25	Nov-27	On demand	ZiG12.5 million	$	Nil
Stanbic Bank Limited - USD	Apr-25	Nov-27	On demand	$4 million		$3.3 million
Ecobank - USD	Mar-25	Mar-26	On demand	$6 million		$2.2 million
Nedbank - USD	Apr-25	Apr-26	On demand	$7 million		$6.4million
First Capital Bank – USD	Oct-25	Oct-27	On demand	$2.5 million	$	Nil

Schedule fixed term deposits

	2025	2024
Fixed term deposit	5,000	—
	5,000	—